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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10111


                               Pioneer Europe Select Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  November 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


          Pioneer Europe Select Fund
          Schedule of Investments  11/30/04 (unaudited)

Shares                                                             Value
          PREFERRED STOCKS - 2.6 %
          Automobiles & Components - 2.6 %
          Automobile Manufacturers - 2.5 %
 349      Porsche AG                                            $   222,407
          Total Automobiles & Components                        $   222,407
          TOTAL PREFERRED STOCKS
          (Cost   $179,140)                                     $   222,407
          COMMON STOCKS - 94.4 %
          Energy - 11.8 %
          Integrated Oil & Gas - 9.8 %
45,879    BP Amoco Plc                                          $   468,341
15,446    Eni S.p.A                                                 379,475
                                                                $   847,816
          Oil & Gas Refining Marketing & Transportation - 2.0 %
7,055     Repsol SA                                             $   171,955
          Total Energy                                          $ 1,019,771
          Materials - 11.3 %
          Commodity Chemicals - 2.9 %
3,795     BASF India, Ltd.                                      $   255,311
          Construction Materials - 8.4 %
9,646     CRH Plc                                               $   243,630
2,587     Lafarge BR                                                242,942
1,942     VINCI SA                                                  240,410
                                                                $   726,982
          Total Materials                                       $   982,293
          Capital Goods - 8.1 %
          Construction & Engineering - 5.5 %
10,359    ACS, Actividades de Construccion y Servicios, SA      $   217,533
4,540     Compagnie de Saint Gobain                                 258,661
                                                                $   476,194
          Electrical Component & Equipment - 2.6 %
3,267     Schneider Electric SA                                 $   226,814
          Total Capital Goods                                   $   703,008
          Commercial Services & Supplies - 3.5 %
          Diversified Commercial Services - 3.5 %
11,708    TNT Post Group N.V.                                   $   307,161
          Total Commercial Services & Supplies                  $   307,161
          Automobiles & Components - 4.2 %
          Automobile Manufacturers - 4.2 %
3,231     Bayerische Motoren Werke AG                           $   136,432
3,700     PSA Peugeot Citroen                                       226,117
                                                                $   362,549
          Total Automobiles & Components                        $   362,549
          Consumer Durables & Apparel - 2.9 %
          Apparel, Accessories & Luxury Goods - 2.9 %
1,624     Adidas-Salomon AG                                     $   254,354
          Total Consumer Durables & Apparel                     $   254,354
          Food & Drug Retailing - 6.3 %
          Drug Retail - 2.5 %
18,139    Boots Co. Plc                                         $   218,497
          Food Retail - 3.8 %
1,279     Nestle SA (Registered Shares)                         $   328,604
          Total Food & Drug Retailing                           $   547,101
          Food, Beverage & Tobacco - 3.2 %
          Tobacco - 3.2 %
16,227    British American Tobacco Plc                          $   272,704
          Total Food, Beverage & Tobacco                        $   272,704
          Pharmaceuticals & Biotechnology - 8.6 %
          Pharmaceuticals - 8.6 %
13,769    GlaxoSmithKline Plc                                   $   289,862
3,324     Sanofi-Aventis                                            250,623
2,886     Schering AG                                               205,141
                                                                $   745,626
          Total Pharmaceuticals & Biotechnology                 $   745,626
          Banks - 10.9 %
          Diversified Banks - 10.9 %
14,995    Allied Irish Banks Plc                                $   290,975
27,419    Barclays Plc                                              282,303
5,346     BNP Paribas SA                                            371,493
                                                                $   944,771
          Total Banks                                           $   944,771
          Diversified Financials - 9.7 %
          Diversified Financial Services - 7.4 %
3,099     Societe Generale                                      $   299,156
4,199     UBS AG                                                    339,231
                                                                $   638,387
          Specialized Finance - 2.3 %
3,403     Deutsche Boerse AG                                    $   201,423
          Total Diversified Financials                          $   839,810
          Retail-1.7%
          Specialty Retail - 1.7 %
53,282    Dixons Group Plc                                      $   147,973
          Total Retail                                          $   147,973

          Telecommunication Services - 12.0 %
          Integrated Telecommunication Services - 6.7 %
7,116     Belgacom SA *                                         $   283,772
9,522     France Telecom                                            298,921
                                                                $   582,693
          Wireless Telecommunication Services - 5.3 %
169,263   Vodafone Group Plc                                    $   459,818
          Total Telecommunication Services                      $ 1,326,283

          TOTAL COMMON STOCKS
          (Cost   $6,926,955)                                   $ 8,453,404

          TOTAL INVESTMENT IN SECURITIES - 97%
          (Cost $7,106,095) (a)                                 $ 8,675,811

          OTHER ASSETS AND LIABILITIES - (3.0%)                 $   -18,616

          TOTAL NET ASSETS - 100.0%                             $ 8,657,195

  *       Non-income producing security.

 (a) At November 30, 2004, the net unrealized loss on investments based on cost for federal income tax purposes of $7,118,819 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost             $$1,323,548

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (50,328)

          Net unrealized loss                                   $$1,273,220


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 28, 2005

* Print the name and title of each signing officer under his or her signature.